Accounts Receivable - Summary of trade receivables (Detail) - HKD ($)	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	$ 604,275,555	$ 86,514,680
Receivable from investment banking services [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	434,977,962	54,763,265
Receivable from brokers and clearing house [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	7,249,386	21,406,257
Receivable From Digital Solution And Services [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	44,234,203
Receivable From Fashion And Luxury Media Advertising And Marketing Services [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	17,099,980
Clients' receivables [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	93,950,599	$ 10,345,158
Dividend Receivables [Member]
Disclosure Of Trade Receivables [Line Items]
Accounts receivable	$ 6,763,425